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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

  (Address of principal executive offices)

                   (Zip code)

William K. Smith

RENAISSANCE CAPITAL GREENWICH FUNDS

Two Greenwich Plaza

Greenwich, Connecticut 06830

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds							Item 1, Exhibit A
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2006 through June 30, 2007
	Issuer	Ticker	Cusip	Meeting Date		Proposal(s)	Proposed by	Vote Yes/No	Voted	For/Against Mgmt.
1	Verifone Holdings	PAY	92342Y109	09/15/06	1	Authorize issuance of cmn sto required to be issued in the	Issuer	Yes	For	For
merger of Lion w/and into Lipman and for o/s lipman share
options to be convertied in options to purch. PAY common.
					2	Conduct other business as may come before Board	Issuer	Yes	For	For

2	Focus Media Holdings	FMCN	34415V109	10/20/06	1a	Elect Director David Feng Yu	Issuer	Yes	For	For
					1b	Elect Director Charles Chao	Issuer	Yes	For	For
					1c	Elect Director Daqing Qi	Issuer	Yes	For	For
					2	Increase maximum number of directors to 13	Issuer	Yes	For	For
					3	Approve 2006 Employee Share Option Plan & the authorization	Issuer	Yes	For	For
of officers to alot, issue/deliver shs to employess
pursuant to Plan
					4	Approve ratification of Deloitte Touche Tomatsu for f/y	Issuer	Yes	For	For
ended 12/31/06

3	Allied World Assurance	AWH	G0219G203	11/29/06	1	Elect 19 directors to Board	Issuer	Yes	For	For
					2	Approve ratification of Deloitte Touche until 2007 Gen Mtg.	Issuer	Yes	For	For

4	Adams Respiratory Therap.	ARXT	00635P107	12/15/06	1	Elect 2 directors to Board	Issuer	Yes	For	For
					2	Ratify appointment of Ernst & Young	Issuer	Yes	For	For

5	CPFL Energia SA	CPL	126153105	12/18/06	1	Election of Statuatory members & alternatives to Board until	Issuer	Yes	For	For
gen s/h meeting in April 2007
					2	Election of effective member to fiscal council until 4/07	Issuer	Yes	For	For

6	Gmarket	GMKT	38012G100	12/30/06	1	Appoint two to BOD	Issuer	Yes	For	For

7	Ituran Location & Control	ITRN	M6158M104	01/21/07	1	Appoint Fahn & Kanne & Co. as auditor	Issuer	Yes	For	For
					2	Approve an adjustment to yearl remuneration to be paid to
						external directors in max amount allowable under Israeli law	Issuer	Yes	Against	Against
					3	Approve chg in empl. terms for Gil Sheratzky	Issuer	No	Abstain	NA

8	CBOT Holdings	CBOT	14984K106	04/04/07	1	Proposal to adopt agreement & plan of merger	Issuer	Yes	For	For
						Adjournment of special meeting to solicit proxies	Issuer	Yes	For	For

9	CPFL Energia	CPL	126153105	04/10/07	1	Present, examine, discuss finacial stmnts, report of Ind.	Issuer	Yes	For	For
auditors, & rprt of Fiscal council a/o 12/31/06
					2	Apprv proposl for appropriation of net income for 2006 & div.	Issuer	Yes	For	For
					3	Elect statuatory members & alternates to BOD & fix renumer.	Issuer	Yes	For	For
					4	Elect effective members & alter to Fiscal council	Issuer	Yes	For	For

10	Group Aeroportuario Del	OMAB	400501102	04/27/07	1	Report to BOD company's activities though 12/31/06, per Mexican law	Issuer	Yes	For	For
	Centro Norte				2	Report tax Report	Issuer	Yes	For	For
					3	Report to Audit committee	Issuer	Yes	For	For
					4	Report to Corp. Practices committee	Issuer	Yes	For	For
					5	Discuss, apprv, modify BOD report any item referred to in #1 above	Issuer	Yes	For	For
					6	alloc of net inc., incr. in reserves, alloc of stk repurch reserve, declare div.	Issuer	Yes	For	For
					7	Designate/ratify BOD, alternates & chair of committees	Issuer	Yes	For	For
					8	Determine compensation for Directors & members of committees	Issuer	Yes	For	For
					9	Designation of author. persons to carry out resolutions adopted	Issuer	Yes	For	For
by shareholders & formalize resolutions adopted during meeting

11	Huntsman Corp.	HUN	447011107	05/03/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Ratify selection of Deloitte & Touche as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

12	Sunpower Corp.	SPWR	867652109	05/04/07	1	Elect 5 to BOD	Issuer	Yes	For	For
					2	Ratify selection of PWC as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For
					3	Apprv. amended/restated 2005 stk incent. plan to increase	Issuer	Yes	For	For
common shares by 925k, make changs to director compensation & make other technical amendmnts.

13	Tim Hortons	THE	88706M103	05/04/07	1	Elect 3 to BOD	Issuer	Yes	For	For
					2	Ratify selection of PWC as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For
					3	Approval of resulution re: certain ammend to stk incent plan	Issuer	Yes	For	For

14	Lazard International	LAZ	G54050102	05/08/07	1	Elect 3 to BOD	Issuer	Yes	For	For
					2	Ratify selection of Deloitte & Touche as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

15	Nighthawk Radiology	NHWK	65411N105	05/08/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Appoint Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

16	Under Armour	UA	904311107	05/08/07	1	Elect 7 to BOD	Issuer	Yes	For	For
					2	Ratification of Appoint of Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

17	Aventine Renewable	AVR	05356X403	05/09/07	1a	Elect Richard Derbes as director	Issuer	Yes	For	For
	Energy				1b	Elect Michael Hoffman as director	Issuer	Yes	For	For
					1c	Elect Arnold Nemirow as director	Issuer	Yes	For	For
					2	Ratify 2003 stock incentive plan as amended/restated	Issuer	Yes	For	For
					3	Ratify selection of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

18	Intercontinentalexchange	ICE	45865V100	05/10/07	1	Elect 11 to BOD	Issuer	Yes	For	For
					2	Ratify selection of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

19	Synchronoss Technologies	SNCR	87157B103	05/10/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Ratify appointment of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

20	Acme Packet, Inc.	APKT	004764106	05/22/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Ratify appointment of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

21	Bare Escentuals	BARE	067511105	06/04/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Ratify selection of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

22	Las Vegas Sands	LVS	517834107	06/07/07	1	Elect 3 to BOD	Issuer	Yes	For	For
					2	Ratify selection of PWC as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

23	J Crew	JCG	46612H402	06/12/07	1	Elect 2 to BOD	Issuer	Yes	For	For
					2	Approve J Crew Assoc. stock purch plan	Issuer	Yes	For	For
					3	Ratify selection of KPMG as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

24	Chipotle Mexican Grill	CMG	169656105	06/13/07	1	Elect 3 to BOD	Issuer	Yes	For	For
					2	Ratify selection of E&Y as Ind Reg. Pub. Acct. firm	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)*    /S/ William K. Smith

     William K. Smith, President

Date: 8/27/07

* Print the name and title of each signing officer under his or her signature.